Particulars of Employees (including Directors)	6 Months Ended
Dec. 31, 2023
Disclosure of additional information [Abstract]
Particulars of Employees (including Directors)	Particulars of Employees (including Directors)

	Six Months Ended December 31
	2023	2022
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,606	11,032
Number of administrative staff	1,140	1,071
Number of management staff	9	8
Total	11,755	12,111